UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd.,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:      4/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Looking long-term

QUARTERS ONLY
50¢

Annual Report | AdvisorOne Funds | April 30, 2008

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team	2
Amerigo Fund- Portfolio Summary	4
Amerigo Fund-Performance Update	5
Clermont Fund- Portfolio Summary	6
Clermont Fund- Performance Update	7
Berolina Fund- Performance Summary	8
Berolina Fund- Performance Update	9
Descartes Fund- Performance Summary	10
Descartes Fund- Performance Update	11
Liahona Fund- Performance Summary	12
Liahona Fund- Performance Update	13
Shareholder Expense Example	14
Amerigo Fund- Schedule of Investments	16
Clermont Fund- Schedule of Investments	19
Berolina Fund- Schedule of Investments	22
Descartes Fund- Schedule of Investments	26
Liahona Fund- Schedule of Investments	29
Statements of Assets and Liabilities	32
Statements of Operations	34
Amerigo Fund- Statements of Changes in Net Assets	36
Clermont Fund- Statements of Changes in Net Assets	36
Berolina Fund- Statements of Changes in Net Assets	37
Descartes Fund- Statements of Changes in Net Assets	37
Liahona Fund- Statements of Changes in Net Assets	38
Amerigo Fund- Financial Highlights	39
Clermont Fund- Financial Highlights	41
Berolina Fund- Financial Highlights	42
Descartes Fund- Financial Highlights	43
Liahona Fund- Financial Highlights	44
Notes to Financial Statements	45
Report of Independent Registered Public Accounting Firm	56
Trustees and Officers of the Trust	57
Additional Information	59

AdvisorOne Funds Annual Report

Letter from The Portfolio Management Team Dear Shareholders,

We are pleased to provide you with the Annual Report for the Funds covering the one-year period that ended on April 30, 2008.

Investment Environment

If there was one event during the twelve months ending April 30, 2008 that served to set investors on edge, it was the tremendous increase in volatility. If one were merely to look at a chart of the Standard and Poor’s 500 index, the increase in volatility was readily apparent. In fact, one could identify no fewer than eight significant rallies or declines in that single twelve month period.

The key to investment performance during this volatile period of time was fairly straight-forward. On the equity side, being overweight securities that benefited from U.S. dollar weakness (international equities and commodities) and underweight the U.S. financial sector were two investment themes that had a large positive impact on portfolio performance. CLS equity allocations were positioned favorably to benefit from those two themes.

On the bond side, U.S. Treasury securities tended to out perform both investment grade corporate bond sand high yield bonds during the fiscal year ended April30,2008. This was primarily due to a “flight to quality” that occurred as uncertainty surrounding the magnitude of the sub-prime mortgage crisis and its impact began to spread. As investors became more risk averse, prices of U.S. Treasury bonds rose while corporate and high yield bonds were negatively impacted. Broad diversification with in a bond portfolio tended to have a negative impact on portfolio performance. That trend, however, began to reverse as the fiscal year came to a close.

Investment Outlook

As we enter the new fiscal year ,we believe “reflation and rehabilitation” may very well prove to be two dominant themes.

We continue to be of the opinion that the subprime crisis is in its late stages. If indeed correct, we could begin to see a period of rehabilitation for the financial system over the next twelvemonths. Interest rates have been cut, a fiscal stimulus package has been implemented, the Fed has stepped up as both a lender and a buyer of last resort, liquidity has been pumped into the financial system and regulatory moves have been initiated to free up capital in the mortgage market. We believe these unprecedented measures should have a positive impact on the global economy and markets as we move forward.

In our opinion, equities are more attractive than bonds at current levels and emerging markets remain attractive. We are less excited about the prospects for Europe.

We continue to see no value in U.S. Treasury securities with current yield levels. We find investment grade corporate

AdvisorOne Funds Annual Report

bonds attractive and have begun to “nibble” in the high yield area.

With respect to currencies and commodities, at this time the U.S. dollar remains in a well defined downtrend. Should that trend begin to change, our portfolio allocations will also need to adapt. Commodities appear to be showing signs of speculative froth and the potential for a correction looms large, in our opinion.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (underlying funds). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those underlying funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds maybe more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

AdvisorOne Funds Annual Report | Amerigo Fund - Portfolio Summary

Portfolio Commentary

For the twelve month period ending April 30, 2008, Amerigo gained +4.64%, outperforming its performance benchmark. (The benchmark for the Amerigo Fund is the S&P 500 Index.)

The key drivers of portfolio performance over this period were 1) an overweighting of international equity securities, particularly emerging market equities, and 2) a focus on larger cap equities which tend to do business globally. We believed that large cap equities could better weather economic weakness in the United States than their small or mid cap peers.

During the course of the year, we tended to be a consistent buyer of equities on weakness. While the overall portfolio allocation to international equities did not change markedly during the year, the composition of what made up the international allocation did change significantly. We were a seller of developed international equities, particularly Europe, and a buyer of emerging market equities, Latin America in particular.

Domestically, Amerigo reduced positions in the value asset class as well as trimmed positions in small and mid caps. Proceeds were reinvested into large cap U.S. securities on a sector neutral basis.

**Based on total investment value as of April 30, 2008. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.17% Bond Funds
1.01% Money Market Funds
2.21% Small Cap Blend
2.81% Diversified Companies
5.13% Mid Cap Growth
27.04% Emerging Markets
6.38% Large Cap Value
7.43% International Equity
7.64% Large Cap Blend
18.15% Specialty
8.33% Mid Cap Blend
12.80% Large Cap Growth

Top Ten Portfolio Holdings*

iShares S&P Latin America 40 Index Fund 9.70%
This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares MSCI Emerging Markets Index Fund 8.96%
This Fund seeks investment results that correspond with the global emerging markets.

iShares Russell 1000 Growth Index Fund 6.94%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

Powershares QQQ 5.70%
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

Vanguard Mid Cap ETF 5.38%
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

iShares Russell Midcap Growth Index Fund 5.13%
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

SPDR Industrial Select Sector Fund 4.15%
This Fund seeks investment results that correspond with the Consumer Staples Select Sector of the Standard & Poor's 500 Index (S&P 500 Index).

Diamond Trust Series 1 3.53%
This Fund offers investors units of beneficial interest in common stocks that comprise the Dow Jones Industrial Average.

SPDR Trust Series 1 3.15%
This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares FTSE/Xinhua China 25 Index Fund 2.97%
The iShares FTSE/Xinhua China 25 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index.

4

AdvisorOne Funds Annual Report				Amerigo Fund - Performance Update

Annualized Total Returns as of April 30, 2008

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date

Class C Shares[1]	3.62%	13.00%	N/A	1.76%	7/13/00
Class N Shares[2]	4.64%	14.12%	6.26%	7.09%	7/14/97

[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.

Past performance is no guarantee of future results.  There turns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N are 2.41% and1.41%, respectively.  Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Annual Report | Clermont Fund - Portfolio Summary

Portfolio Commentary

Clermont trailed its benchmark over the twelve months ending April 30, 2008, with an annual return of -1.13%. (The benchmark for the Clermont Fund is a combination of 45% S&P 500 Index and 55% Lehman 1 to 5 Year Government Credit Index.) The underperformance was due to 1) an overweighting toward equities and 2) an underweighting in U.S. Treasury securities.

On the equity side, Clermont was a buyer of equities on weakness. During the year, portfolio exposure to Europe was reduced with proceeds being reinvested into emerging market securities, particularly Latin America. Exposure to large cap value, mid and small cap U.S. securities was a primary source of funds for the increase in international equities. These sectors, in our opinion, were more susceptible to a slowing in U.S. economic growth.

With respect to Clermont's fixed income allocation, when fears about the subprime mortgage crisis caused credit spreads to widen significantly in the first quarter, Clermont reduced its holdings of U.S. Treasury related securities and began increasing the portfolio's exposure to investment grade and high yield corporate bond securities. The broad bond diversification of Clermont's fixed income portfolio coming into 2008 served as a drag on overall Fund performance. During the first few months of 2008, U.S. Treasury securities far outperformed both corporate and high yield bonds as investors became risk averse. That risk aversion began to fade in mid-March as corporate and high yield bonds once again began to outperform.

**Based on total investment value as of April 30, 2008. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.93% Small Cap Blend
0.60% Structured Notes
1.58% Money Market Funds
2.96% Mid Cap Blend
3.58% Diversified Companies
4.96% Large Cap Growth
5.25% Large Cap Value
39.82% Bond Funds
5.83% Large Cap Blend
4.28% International Equity
14.24% Emerging Markets
16.37% Specialty

Top Ten Portfolio Holdings*

iShares Lehman Aggregate Bond Fund — 10.38%
This Fund seeks investment results that correspond with the U.S. Bond Market.

Vanguard Total Bond Market ETF — 7.09%
This Fund seeks to track the performance of a broad, market-weighted bond index.

iShares S&P Latin America 40 Index Fund — 5.59%
This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares iBoxx $ High Yield Corporate Bond Fund — 5.31%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

Vanguard Short Term Bond ETF — 4.42%
This fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

SPDR Trust Series 1 — 4.20%
This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares iBoxx $ Investment Grade Corporate Bond Fund — 3.78%
This fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx $ Liquid Investment Grade Index.

Berkshire Hathaway, Inc- Class A — 3.58%
This Investment seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.

iShares Russell 1000 Growth Index Fund — 3.18%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares MSCI Emerging Markets Index Fund — 3.14%
This Fund seeks investment results that correspond with the global emerging markets.

6

AdvisorOne Funds Annual Report				Clermont Fund - Performance Update

Annualized Total Returns as of April 30, 2008

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date

Class N Shares[1]	-1.13%	7.28%	3.12%	3.79%	7/14/97

[1]Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

Thischartillustratesacomparisonofahypotheticalinvestmentof$10,000intheClermontFund(assumingreinvest-ment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.  Past performance is no guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Clermont Fund is

1.52%.  Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Annual Report
Berolina Fund - Portfolio Summary

Portfolio Commentary

Berolina, over the twelve month period ending April 30, 2008, had an annual return of +6.93%, outperforming its benchmark. (The benchmark for the Berolina Fund is a combination of 75% S&P 500 Index and 25% Lehman 1 to 5 Year Government Credit Index.)

Over the past twelve months, Berolina was a consistent buyer of weakness, taking advantage of the recent increase in market volatility. Berolina increased its overall allocation to international equities during the period. Within the Fund's international allocation, positions in Europe were reduced while exposure to emerging markets was increased, particularly Latin America, Brazil and China. Reductions of domestic equity investments in large cap growth, mid and small caps provided the source of funds required to increase the portfolio's international exposure.

In early 2008, a "flight-to-quality" occurred in the bonds market. As investor risk aversion increased, credit spreads widened dramatically. To take advantage of this spread widening, Berolina trimmed positions in U.S. Treasury related securities and reinvested the proceeds into high yield corporate bonds.

**Based on total investment value as of April 30, 2008. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.25% Mid Cap Blend
0.57% Money Market Funds
2.48% Structured Notes
3.71% Large Cap Value
3.75% Large Cap Blend
28.79% Specialty
4.19% Common Stocks
4.19% Large Cap Growth
11.53% Bond Funds
11.70% International Equity
26.88% Emerging Markets

Top Ten Portfolio Holdings*

iShares S&P Latin America 40 Index Fund **8.57%**
This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares MSCI Emerging Markets Index Fund **8.38%**
This Fund seeks investment results that correspond with the global emerging markets.

iShares MSCI Pacific ex-Japan Index Fund **4.71%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities as represented by the MSCI Pacific Free ex-Japan Index.

SPDR Consumer Staples Select Sector Fund **3.45%**
This Fund seeks investment results that correspond with the Consumer Staples Select Sector of the Standard & Poor's 500 Index (S&P 500 Index).

Berkshire Hathaway, Inc- Class A **3.34%**
This Investment seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.

Diamonds Trust Series 1 **2.88%**
This Fund offers investors units of beneficial interest in common stocks that comprise the Dow Jones Industrial Average.

Vanguard Emerging Markets ETF **2.67%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Vanguard Pacific ETF **2.67%**
This fund seeks to track the performance of the MSCI Pacific Index, a market-capitalization weighted index of stocks in Australia, Japan, Hong Kong, New Zealand, and Singapore.

KBW Capital Markets ETF **2.57%**
This Fund seeks to closely match the returns and characteristics of the KBW Capital Markets Index (ticker: KSX) before expenses.

Vanguard FTSE All-World ex-US ETF **2.49%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.

AdvisorOne Funds Annual Report				Berolina Fund - Performance Update

Annualized Total Returns as of April 30, 2008

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date

Class N Shares1	6.93%	N/A	N/A	8.66%	1/27/06

1Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Berolina Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.

Past performance is no guarantee of future results.  The returns shown do not reflect taxes a shareholder would pay on Fund distributions or redemptions of Fundshares.  The Fund’s total annual operating expenses, including underlying fund expenses, for the Berolina Fund is 1.61%.  Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P500Index”, a registered trade mark of McGraw-HillCo., Inc., is a market capitalization weighted index of 500 widely held common stocks.  The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling1-866-811-0225. The prospectus should be read carefully before investing.  The AdvisorOne Funds are distributed by

Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Annual Report Descartes Fund - Portfolio Summary

Portfolio Commentary

Descartes outperformed its benchmark over the twelve months ending April 30, 2008, with an annual return of -0.75%. (The benchmark for the Descartes Fund is the Russell 1000 Value Index.)

Outperformance was primarily driven by an overweight to international and large cap securities. An international overweight was maintained primarily due to growth prospects overseas and the declining value of the dollar. Large cap securities offer global exposure to diversify their business as well as attractive valuations versus the mid- and small cap stock universe.

Changes in the portfolio included a modest increase in international versus U.S. securities as well as a major shift from developed international countries to emerging markets. Specifically, exposure to Europe and developed Asia was exchanged in favor of Latin American countries and emerging Asia.

Changes in domestic exposure included a shift from large cap value stocks to large cap growth. Financial companies are a heavy weight within the large cap value universe and a shift to large cap growth offered an opportunity in 2007 to shift away from an unfavorable sector toward growth stocks with attractive valuations and business prospects. Positions in healthcare, consumer services and most recently telecommunications were trimmed in favor of fewer consumer dependent sectors including technology, consumer staples, industrials and energy.

**Based on total investment value as of April 30, 2008. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

3.21% Mid Cap Growth
0.55% Money Market Funds
3.30% Diversified Companies
4.23% Mid Cap Blend
29.04% Specialty
6.85% Large Cap Growth
8.47% International Equity
8.89% Large Cap Value
20.97% Emerging Markets
14.49% Large Cap Blend

Top Ten Portfolio Holdings*

iShares S&P 500 Index Fund	**6.58%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.	
iShares Russell 1000 Growth Index Fund	**6.12%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.	
iShares Russell 1000 Value Index Fund	**5.37%**
This Fund seeks investment results corresponding with the large capitalization value sector of the U.S. equity market.	
iShares S&P Latin America 40 Index Fund	**4.94%**
This Fund consists of selected equities trading on the exchanges of four Latin American countries.	
iShares MSCI Emerging Markets Index Fund	**4.88%**
This Fund seeks investment results that correspond with the global emerging markets.	
iShares Morningstar Large Core Index Fund	**4.55%**
This Fund seeks investment results corresponding with stocks issued by large-capitalization companies exhibiting average growth and value characteristics as determined by Morningstar, Inc.'s index methodology.	
iShares S&P Global Technology Sector Index Fund	**4.37%**
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.	
iShares S&P Global 100 Index Fund	**3.92%**
This Fund seeks investment results that correspond with the performance of 100 large-capitalization global companies.	
Berkshire Hathaway, Inc- Class A	**3.30%**
This Investment seeks to provide investors with a maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions.	
iShares Russell Mid Cap Growth Index Fund	**3.21%**
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

AdvisorOne Funds Annual Report				Descartes Fund - Performance Update

Annualized Total Returns as of April 30, 2008

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date

Class N Shares[1]	-0.75%	N/A	N/A	6.29%	4/19/06

[1]Class N Shares are not subject to an initial sales charge of a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.

Past performance is no guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Descartes Fund is 1.64% . Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Annual Report				Liahona Fund - Performance Update

Annualized Total Returns as of April 30, 2008

				Since	Inception
	1 Year	5 Year	10 Year	Inception	Date

Class N Shares[1]	-2.06%	N/A	N/A	4.01%	4/19/06

[1]Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.

Past performance is no guarantee of future results.  There turns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Liahona Fund is 2.05% . Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund.  For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/07 to 4/30/08)
Amerigo Fund
Actual:
Class C	$1,000.00	$1,089.32	2.15%	$11.17
Class N	1,000.00	1,095.12	1.15%	5.99
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.17	2.15%	10.77
Class N	1,000.00	1,019.14	1.15%	5.77

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value (11/1/07)	Ending Account Value (4/30/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/07 to 4/30/08)
Clermont Fund
Actual	$1,000.00	$1,067.76	1.15%	$5.91
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.15%	5.77
Berolina Fund
Actual	1,000.00	1,109.00	1.15%	6.03
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.15%	5.77
Descartes Fund
Actual	1,000.00	1,092.37	1.15%	5.98
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.15%	5.77
Liahona Fund
Actual	1,000.00	1,073.74	1.15%	5.93
Hypothetical (5% return before expenses)	1,000.00	1,019.14	1.15%	5.77

                                                        *Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2008

	Shares	Market Value
Common Stocks - 2.82%
Diversified Companies - 2.82%
Berkshire Hathaway, Inc- Class A*	175	$ 23,423,750
Total Common Stocks (cost $21,200,275)		23,423,750

Bond Funds - 1.18%
iShares iBoxx $ High Yield Corporate Bond Fund	51,000	5,059,200
iShares Lehman 20 Year Treasury Bond Fund	51,000	4,749,630
Total Bond Funds (cost $9,783,567)		9,808,830

Equity Funds - 95.41%
Emerging Markets - 27.16%
iShares FTSE/Xinhua China 25 Index Fund	156,000	24,766,560
iShares MSCI Brazil Index Fund	248,000	22,342,320
iShares MSCI Emerging Markets Index Fund	510,000	74,796,600
iShares MSCI Mexico Index Fund	225,000	13,146,750
iShares MSCI Taiwan Index Fund	226,000	3,742,560
iShares S&P Latin America 40 Index Fund	293,000	81,014,500
Vanguard Emerging Markets ETF	59,000	6,026,260
		225,835,550
International Equity - 7.45%
iShares MSCI Japan Index Fund	228,000	3,027,840
iShares MSCI Pacific ex-Japan Index Fund	63,000	9,204,300
SPDR MSCI ACWI ex- US Fund	212,000	8,516,040
Vanguard FTSE All-World ex-US ETF	300,000	17,088,000
Vanguard Pacific ETF	364,000	24,173,240
		62,009,420
Large Cap Blend - 7.57%
Rydex Russell Top 50 ETF	173,000	17,972,970
SPDR Trust Series 1	190,000	26,269,400
Vanguard Mega Cap 300 ETF	29,000	1,375,180
Vanguard Total Stock Market ETF	126,000	17,326,260
		62,943,810
AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2008

	Shares	Market Value
Large Cap Growth - 12.85%
iShares Russell 1000 Growth Index Fund	1,008,000	$ 57,919,680
Powershares QQQ	1,008,000	47,587,680
Vanguard Mega Cap 300 Growth ETF	29,000	1,384,460
		106,891,820
Large Cap Value - 6.41%
DIAMOND Trust, Series I	230,000	29,463,000
iShares Russell 1000 Value Index Fund	124,000	9,487,240
Vanguard Mega Cap 300 Value ETF	29,000	1,358,940
Vanguard Value ETF	207,000	12,972,690
		53,281,870
Mid Cap Blend - 8.37%
iShares Russell Midcap Index Fund	248,000	24,676,000
Vanguard Mid-Cap ETF	620,000	44,919,000
		69,595,000
Mid Cap Growth - 5.15%
iShares Russell Midcap Growth Index Fund	395,000	42,861,450

Small Cap Blend - 2.22%
iShares Russell 2000 Index Fund	240,000	17,133,600
Vanguard Small Cap ETF	20,000	1,303,200
		18,436,800
Specialty - 18.23%
iShares S&P Global Industrials Sector Index Fund	20,000	1,223,200
iShares S&P Global Materials Sector Index Fund	20,000	1,640,000
iShares S&P Global Telecommunications Sector Index Fund	63,000	4,406,850
KBW Bank ETF	104,000	4,243,200
KBW Capital Markets ETF	157,000	8,735,480
SPDR Consumer Staples Select Sector Fund	253,000	7,106,770
SPDR Energy Select Sector Fund	221,000	18,066,750
SPDR Financial Select Sector Fund	518,000	13,783,980
SPDR Industrial Select Sector Fund	900,000	34,650,000
SPDR Materials Select Sector Fund	70,000	2,968,000
SPDR S&P Oil & Gas Exploration & Production ETF	83,000	4,901,150
SPDR S&P Biotech ETF	320,000	17,923,200
SPDR Utilities Select Sector Fund	417,000	16,659,150
Vanguard Materials ETF	170,000	15,310,200
		151,617,930

Total Equity Funds (cost $739,099,937)		793,473,650
AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2008

	Shares	Market Value

Money Market Funds - 1.02%
Goldman Sachs Prime Obligation Fund	8,471,543	$ 8,471,543
Total Money Market Funds (cost $8,471,543)		8,471,543

Total Investments (cost $778,555,322) - 100.43%		835,177,773
Other Assets less Liabilities - (0.43)%		(3,571,519)
NET ASSETS - 100.00%		$ 831,606,254

*Non-income producing security
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2008

	Shares	Market Value
Common Stock - 3.58%
Diversified Companies - 3.58%
Berkshire Hathaway, Inc- Class A*	45	$ 6,023,250
Total Common Stocks (cost $5,526,244)		6,023,250

Bond Funds - 39.58%
BlackRock Corporate High Yield Fund, Inc.	46,000	339,480
BlackRock Corporate High Yield Fund III, Inc.	46,000	320,160
BlackRock Corporate High Yield Fund V, Inc.	46,000	540,040
BlackRock Corporate High Yield Fund VI, Inc.	46,000	540,040
BlackRock Floating Rate Income Strategies Fund, Inc.	46,000	722,200
BlackRock Floating Rate Income Strategies Fund II, Inc.	46,000	717,600
Dreyfus High Yield Strategies Fund	46,000	175,720
Eaton Vance Floating - Rate Income Trust	46,000	703,340
Eaton Vance Senior Income Trust	46,000	322,000
iShares iBoxx $ High Yield Corporate Bond Fund	90,000	8,928,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	59,890	6,347,143
iShares Lehman 20 Year Treasury Bond Fund	5,000	465,650
iShares Lehman Aggregate Bond Fund	170,000	17,442,000
Nuveen Floating Rate Income Fund	46,000	523,480
Nuveen Floating Rate Income Opportunity Fund	46,000	518,880
RMK High Income Fund, Inc.	46,000	178,940
RMK Multi-Sector High Income Fund	46,000	168,820
Pioneer Floating Rate Trust	46,000	686,320
SPDR Lehman High Yield Bond ETF	90,000	4,144,500
Van Kampen High Income Trust II	46,000	169,280
Van Kampen Senior Income Trust	383,000	2,443,540
Vanguard Intermediate Term Bond ETF	5,000	392,550
Vanguard Short Term Bond ETF	95,000	7,424,250
Vanguard Total Bond Market ETF	154,000	11,914,980
Western Asset High Income Fund II, Inc.	46,000	455,400
Total Bond Funds (cost $67,273,013)		66,584,313

Equity Funds - 54.59%
Emerging Markets - 14.22%
iShares MSCI Emerging Markets Index Fund	36,000	5,279,760
iShares MSCI Brazil Index Fund	46,000	4,144,140
iShares S&P Latin America 40 Index Fund	34,000	9,401,000
Vanguard Emerging Markets ETF	50,000	5,107,000
		23,931,900
AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2008

	Shares	Market Value
International Equity - 4.28%
SPDR MSCI ACWI ex-US ETF	53,000	$ 2,129,010
Vanguard FTSE All-World ex-US ETF	33,000	1,879,680
Vanguard Pacific ETF	48,000	3,187,680
		7,196,370
Large Cap Blend - 5.63%
Rydex Russell Top 50 ETF	10,000	1,038,900
SPDR Trust Series I	51,000	7,051,260
Vanguard Mega Cap 300 ETF	29,000	1,375,180
		9,465,340
Large Cap Growth - 4.95%
iShares Russell 1000 Growth Index Fund	93,000	5,343,780
Powershares QQQ	34,000	1,605,140
Vanguard Mega Cap 300 Growth ETF	29,000	1,384,460
		8,333,380
Large Cap Value - 5.25%
Diamonds Trust Series I	41,000	5,252,100
iShares Russell 1000 Value Index Fund	15,000	1,147,650
Vanguard Mega Cap 300 Value ETF	29,000	1,358,940
Vanguard Value ETF	17,000	1,065,390
		8,824,080
Mid Cap Blend - 2.97%
Vanguard Mid-Cap ETF	69,000	4,999,050

Small Cap Blend - 0.93%
Vanguard Small Cap ETF	24,000	1,563,840

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2008

	Shares	Market Value
Speciality - 16.36%
iShares S&P Global Telecommunications Sector Index Fund	19,000	$ 1,329,050
KBW Bank ETF	53,000	2,162,400
KBW Capital Markets ETF	57,000	3,171,480
SPDR Consumer Staples Select Sector Fund	41,000	1,151,690
SPDR Energy Select Sector Fund	10,000	817,500
SPDR Financial Select Sector Fund	138,000	3,672,180
SPDR Industrial Select Sector Fund	96,000	3,696,000
SPDR S&P Biotech Sector Fund	48,000	2,688,480
SPDR S&P Oil & Gas Exploration & Production ETF	19,000	1,121,950
SPDR Technology Select Sector Fund	22,000	527,120
SPDR Utilities Select Sector Fund	69,000	2,756,550
Vanguard Consumer Staples ETF	41,000	2,854,010
Vanguard Utilities ETF	19,000	1,567,500
		27,515,910

Total Equity Funds (cost $87,892,696)		91,829,870

	Face Amount	Market Value
Structured Notes - 0.60%
Barclays ETF Plus, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 10/6/2008^	1,000,000	1,007,670
Total Structured Notes (cost $999,616)		1,007,670

Money Market Funds - 1.56%
Goldman Sachs Prime Obligation Fund	2,628,748	2,628,748
Total Money Market Funds (cost $2,628,748)		2,628,748

Total Investments (cost $164,320,317) - 99.91%		168,073,851
Other Assets less Liabilities - 0.09%		150,457
NET ASSETS - 100.00%		$ 168,224,308

* Non-income producing security
ACWI - All Country World Index	FTSE - Financial Times Stock Exchange
EAFE- Europe, Australasia, Far East	MSCI- Morgan Stanley Capital International
ETF - Exchange Traded Fund	SPDR- Standard & Poors' Depository Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund
April 30, 2008

	Shares	Market Value
Common Stock - 4.18%
Consumer Products - 0.10%
Fortune Brands, Inc.	2,400	$ 162,288

Diversified Companies - 3.33%
Berkshire Hathaway, Inc- Class A*	41	5,487,850

Tobacco - 0.38%
Altria Group, Inc.	3,000	60,000
British American Tobacco PLC	2,700	203,958
Philip Morris International, Inc. *	3,000	153,090
UST, Inc.	4,000	208,280
		625,328
Water - 0.37%
American States Water Co.	6,000	210,120
Aqua America, Inc.	10,000	184,300
California Water Service Group	5,700	220,590
		615,010
Total Common Stocks (cost $7,126,971)		6,890,476

Bond Funds - 11.50%
BlackRock Corporate High Yield Fund, Inc.	66,000	487,080
BlackRock Corporate High Yield Fund III, Inc.	66,000	459,360
BlackRock Corporate High Yield Fund V, Inc.	66,000	774,840
BlackRock Corporate High Yield Fund VI, Inc.	66,000	774,840
BlackRock Floating Rate Income Strategies Fund, Inc.	66,000	1,036,200
BlackRock Floating Rate Income Strategies Fund II, Inc.	66,000	1,029,600
Dreyfus High Yield Strategies Fund	66,000	252,120
Eaton Vance Floating-Rate Income Trust	66,000	1,009,140
Eaton Vance Senior Income Trust	66,000	462,000
iShares iBoxx $ High Yield Corporate Bond Fund	25,000	2,480,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	15,000	1,589,700
Nuveen Floating Rate Income Fund	66,000	751,080
Nuveen Floating Rate Income Opportunity Fund	66,000	744,480
Pioneer Floating Rate Trust	66,000	984,720
RMK High Income Fund Inc.	66,000	256,740
RMK Multi-Sector High Income Fund	66,000	242,220

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund (Continued)
April 30, 2008

	Shares	Market Value
Bond Funds - 11.50% (continued)
SPDR Lehman High Yield Bond ETF	60,000	$ 2,763,000
Van Kampen High Income Trust II	66,000	242,880
Van Kampen Senior Income Trust	78,000	497,640
Vanguard Short Term Bond ETF	9,000	703,350
Vanguard Total Bond Market ETF	10,000	773,700
Western Asset High Income Fund II, Inc.	66,000	653,400
Total Bond Funds (cost $20,758,719)		18,968,090

Equity Funds - 81.01%
Emerging Market - 26.78%
iShares FTSE/Xinhua China 25 Index Fund	19,000	3,016,440
iShares MSCI Brazil Index Fund	33,000	2,972,970
iShares MSCI Emerging Markets Index Fund	94,000	13,786,040
iShares MSCI Mexico Index Fund	28,000	1,636,040
iShares S&P Latin America 40 Index Fund	51,000	14,101,500
SPDR S&P BRIC 40 ETF	78,000	2,464,800
SPDR S&P China ETF	11,000	893,750
SPDR S&P Emerging Asia Pacific Index Fund	11,000	913,660
Vanguard Emerging Markets ETF	43,000	4,392,020
		44,177,220
International Equity - 11.67%
iShares MSCI Pacific ex-Japan Index Fund	53,000	7,743,300
SPDR MSCI ACWI ex-US ETF	75,000	3,012,750
Vanguard FTSE All-World ex-US ETF	72,000	4,101,120
Vanguard Pacific ETF	66,000	4,383,060
		19,240,230
Large Cap Blend - 3.73%
Rydex Russell Top 50 ETF	19,000	1,973,910
Vanguard Mega Cap 300 ETF	29,000	1,375,180
Vanguard Large-Cap ETF	45,000	2,811,150
		6,160,240
Large Cap Growth - 4.18%
iShares Russell 1000 Growth Index Fund	43,000	2,470,780
Powershares QQQ	6,000	283,260
Vanguard Mega Cap 300 Growth ETF	29,000	1,384,460
Vanguard Growth ETF	45,000	2,763,000
		6,901,500
AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund (Continued)
April 30, 2008

	Shares	Market Value
Large Cap Value - 3.70%
DIAMONDS Trust Series I	37,000	$ 4,739,700
Vanguard Mega Cap 300 Value ETF	29,000	1,358,940
		6,098,640
Mid Cap Blend - 2.24%
Vanguard Mid-Cap ETF	51,000	3,694,950

Speciality - 28.71%
Consumer Staples Select Sector SPDR Fund	202,000	5,674,180
Energy Select Sector SPDR Fund	32,000	2,616,000
Industrial Select Sector SPDR Fund	76,000	2,926,000
iPath Dow Jones-AIG Commodity Index Total Return ETN*	10,000	641,300
iShares Dow Jones Transportation Average Index Fund	10,000	923,600
iShares Dow Jones US Oil Equipment & Services Index Fund	33,000	2,275,680
iShares Russell 2000 Index Fund	31,000	2,213,090
iShares S&P Global Industrials Sector Index Fund	30,000	1,834,800
iShares S&P Global Materials Sector Index Fund	20,000	1,640,000
iShares S&P Global Telecommunications Sector Index Fund	20,000	1,399,000
KBW Bank ETF	50,000	2,040,000
KBW Capital Markets ETF	76,000	4,228,640
KBW Insurance ETF	20,000	964,200
Market Vectors Coal ETF *	15,000	666,000
PowerShares DB Base Metals Fund *	45,000	1,135,350
SPDR Financial Select Sector Fund	101,000	2,687,610
SPDR Materials Select Sector Fund	63,000	2,671,200
SPDR S&P Biotech ETF	68,000	3,808,680
SPDR S&P Oil & Gas Equipment & Services ETF	43,000	1,868,350
SPDR S&P Oil & Gas Exploration & Production ETF	41,000	2,421,050
Technology Select Sector SPDR Fund	30,000	718,800
Utilities Select Sector SPDR Fund	50,000	1,997,500
		47,351,030

Total Equity Funds (cost $120,593,335)		133,623,810

AdvisorOne Funds Annual Report

Schedule of Investments - Berolina Fund (Continued)
April 30, 2008

	Face Amount	Market Value
Structured Notes - 2.45%
Barclays ETF Plus, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 11/6/2008^	2,000,000	$ 1,800,220
Barclays Medium Term, iShares MSCI Emerging Markets
Index Fund Linked Notes 0.00% due 9/8/2008^	2,000,000	2,246,300
Total Structured Notes (cost $3,999,349)		4,046,520

Money Market Funds - 0.57%
Goldman Sachs Prime Obligation Fund	934,902	934,902
Total Money Market Funds (cost $934,902)		934,902

Total Investments (cost $153,413,276) - 99.71%		164,463,798
Other Assets less Liabilities - 0.29%		471,909
NET ASSETS - 100.00%		$ 164,935,707

*Non-income producing security	ETF - Exchange Traded Fund
^ Variable rate security. Interest rate is as of April 30, 2008	ETN- Exchange Traded Note
ACWI - All Country World Index	DJ- Dow Jones
ADR- American Depositary Receipt	MSCI- Morgan Stanley Capital International
EAFE- Europe, Australasia, Far East	RMK- Regions Morgan Keegan
SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund
April 30, 2008

	Shares	Market Value
Common Stock - 3.31%
Diversified Companies - 3.31%
Berkshire Hathaway, Inc - Class A*	40	$ 5,354,000
Total Common Stocks (cost $4,627,450)		5,354,000

Equity Funds - 96.47%
Emerging Markets - 21.04%
iShares MSCI Brazil Index Fund	54,000	4,864,860
iShares MSCI Emerging Markets Index Fund	54,000	7,919,640
iShares MSCI Mexico Index Fund	37,500	2,191,125
iShares MSCI Taiwan Index Fund	102,000	1,689,120
iShares S&P Latin America 40 Index Fund	29,000	8,018,500
SPDR S&P BRIC 40 ETF	155,000	4,898,000
SPDR S&P Emerging Asia Pacific Index Fund	40,000	3,322,400
Vanguard Emerging Markets ETF	11,000	1,123,540
		34,027,185
International Equity - 8.50%
iShares MSCI Canada Index Fund	5,000	162,300
iShares MSCI Hong Kong Index Fund	58,000	1,128,100
iShares MSCI Japan Index Fund	115,000	1,527,200
iShares MSCI Singapore Index Fund	74,000	1,007,140
iShares S&P Global 100 Index Fund	83,000	6,366,930
SPDR DJ Global Titans ETF	22,000	1,628,220
SPDR MSCI ACWI ex-US Fund	20,000	803,400
WisdomTree International Small Cap Dividend Fund	18,000	1,130,040
		13,753,330
Large Cap Blend - 14.53%
iShares Morningstar Large Core Index Fund	97,000	7,384,610
iShares S&P 500 Index Fund	77,000	10,671,430
Rydex Russell Top 50 ETF	47,500	4,934,775
Vanguard Mega Cap 300 ETF	11,000	521,620
		23,512,435
Large Cap Growth - 6.88%
iShares Russell 1000 Growth Index Fund	172,800	9,929,088
Vanguard Mega Cap 300 Growth ETF	25,000	1,193,500
		11,122,588

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2008

	Shares	Market Value
Large Cap Value - 8.92%
iShares Russell 1000 Value Index Fund	114,000	$ 8,722,140
iShares S&P 500 Value Index Fund	69,000	4,953,510
Vanguard Mega Cap 300 Value ETF	16,000	749,760
		14,425,410
Mid Cap Blend - 4.24%
iShares Morningstar Mid Core Index Fund	50,000	4,073,000
iShares Russell Midcap Index Fund	28,000	2,786,000
		6,859,000
Mid Cap Growth - 3.22%
iShares Russell Midcap Growth Index Fund	48,000	5,208,480

Speciality - 29.14%
iPATH GSCI Total Return Index ETN*	9,000	572,310
iShares DJ U.S. Basic Materials Sector Index Fund	25,000	1,998,250
iShares DJ U.S. Broker-Dealer Index Fund	33,000	1,358,280
iShares DJ U.S. Insurance Index Fund	73,000	3,256,530
iShares DJ U.S. Transportation Average Index Fund	22,000	2,031,920
iShares S&P Global Consumer Staples Sector Index Fund	55,000	3,344,000
iShares S&P Global Energy Sector Index Fund	15,000	2,188,800
iShares S&P Global Healthcare Sector Index Fund	29,000	1,537,580
iShares S&P Global Industrials Sector Index Fund	48,000	2,935,680
iShares S&P Global Technology Sector Index Fund	117,000	7,093,710
iShares S&P GSTI Software Index Fund *	58,000	2,730,640
KBW Capital Markets Fund	54,000	3,004,560
KBW Insurance Fund	8,000	385,680
PowerShares Deutsche Bank Agriculture Fund *	45,000	1,647,000
PowerShares Water Resources Portfolio	11,000	226,710
Rydex S&P Equal Weight Technology ETF	7,000	329,840
SPDR Consumer Discretionary Select Sector Fund	65,000	2,044,250
SPDR Financial Select Sector Fund	59,000	1,569,990
SPDR Industrial Select Sector Fund	73,000	2,810,500
SPDR S&P Biotech ETF	17,000	952,170
SPDR S&P Retail ETF	23,000	759,230
SPDR Technology Select Sector Fund	182,000	4,360,720
		47,138,350

Total Equity Funds (cost $149,054,577)		156,046,778

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2008

	Shares	Market Value
Money Market Funds - 0.55%
Goldman Sachs Prime Obligation Fund	896,772	$ 896,772
Total Money Market Funds (cost $896,772)		896,772

Total Investments (cost $154,578,799) - 100.33%		162,297,550
Other Assets less Liabilities - (0.33)%		(532,658)
NET ASSETS - 100.00%		$ 161,764,892

*Non-income producing security
ACWI - All Country World Index	GSCI- Goldman Sachs Commodity Index
DJ- Dow Jones	GSTI- Goldman Sachs Technology Index
EAFE- Europe, Australasia, Far East	KBW- Keefe, Bruyette & Woods
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
ETN- Exchange Traded Note	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund
April 30, 2008

	Shares	Market Value
Common Stock - 0.94%
Diversified Companies - 0.94%
Berkshire Hathaway, Inc - Class B*	100	$ 445,700
Total Common Stocks (cost $446,387)		445,700

Bond Funds - 20.22%
iShares iBoxx $ High Yield Corporate Bond Fund	17,000	1,686,400
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,000	4,027,240
iShares Lehman MBS Fixed-Rate Bond Fund	16,000	1,652,160
SPDR Lehman High Yield Bond ETF	7,000	322,350
SPDR Lehman International Treasury Bond ETF	35,000	1,965,250
Total Bond Funds (cost $9,520,710)		9,653,400

Equity Funds - 75.84%
Emerging Markets - 12.05%
SPDR S&P Emerging Asia Pacific ETF	4,000	332,240
iShares MSCI Brazil Index Fund	14,000	1,261,260
iShares MSCI Emerging Markets Index Fund	8,000	1,173,280
iShares MSCI Taiwan Index Fund	22,000	364,320
iShares S&P Latin America 40 Index Fund	8,000	2,212,000
Vanguard Emerging Markets ETF	4,000	408,560
		5,751,660
International Equity - 5.21%
iShares MSCI Canada Index Fund	10,000	324,600
iShares MSCI Hong Kong Index Fund	12,000	233,400
iShares MSCI Japan Index Fund	15,000	199,200
iShares S&P Global 100 Index Fund	11,000	843,810
SPDR DJ Global Titans ETF	12,000	888,120
		2,489,130
Large Cap Blend - 19.28%
iShares Morningstar Large Core Index Fund	25,000	1,903,250
iShares S&P 500 Index Fund	28,000	3,880,520
Rydex Russell Top 50 ETF	27,000	2,805,030
Vanguard Mega Cap 300 ETF	13,000	616,460
		9,205,260
Large Cap Growth - 5.05%
iShares Morningstar Large Growth Index Fund	4,000	269,120
iShares Russell 1000 Growth Index Fund	24,000	1,379,040
Vanguard Mega Cap 300 Growth ETF	16,000	763,840
		2,412,000
AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2008

	Shares	Market Value
Large Cap Value - 8.80%
iShares Russell 1000 Value Index Fund	31,000	$ 2,371,810
iShares S&P 500 Value Index Fund	15,000	1,076,850
Vanguard Mega Cap 300 Value ETF	16,000	749,760
		4,198,420
Mid Cap Blend - 0.51%
iShares Morningstar Mid Core Index Fund	3,000	244,380

Mid Cap Growth - 2.00%
iShares Morningstar Mid Growth Index Fund	10,000	955,900

Speciality - 22.94%
iPath Dow Jones-AIG Commodity Index Total Return ETN *	5,000	320,650
iShares DJ U.S. Basic Materials Sector Index Fund	1,000	79,930
iShares DJ U.S. Broker-Dealer Index Fund	10,000	411,600
iShares DJ U.S. Insurance Index Fund	32,000	1,427,520
iShares DJ U.S. Medical Devices Index Fund *	10,000	565,500
iShares DJ U.S. Transportation Average Index Fund	4,000	369,440
iShares S&P Global Consumer Staples Sector Index Fund	10,000	608,000
iShares S&P Global Energy Sector Index Fund	2,000	291,840
iShares S&P Global Industrials Sector Index Fund	21,000	1,284,360
iShares S&P Global Technology Sector Index Fund	31,000	1,879,530
iShares S&P GSTI Software Index Fund *	14,000	659,120
KBW Capital Markets Fund ETF	17,000	945,880
SPDR Consumer Discretionary Select Sector Fund	8,000	251,600
SPDR Financial Select Sector Fund	38,000	1,011,180
UltraShort Russell 2000 ProShares	4,000	298,640
Vanguard Information Technology Index Fund	10,000	546,600
		10,951,390

Total Equity Funds (cost $35,492,392)		36,208,140

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2008

	Shares	Market Value
Money Market Funds - 3.13%
Goldman Sachs Prime Obligation Fund	1,493,776	$ 1,493,776
Total Money Market Funds (cost $1,493,776)		1,493,776

Total Investments (cost $46,953,265) - 100.13%		47,801,016
Other Assets less Liabilities - (0.13)%		(61,484)
NET ASSETS - 100.00%		$ 47,739,532

*Non-income producing security	GSTI- Goldman Sachs Technology Index
DJ- Dow Jones	KBW- Keefe, Bruyette & Woods
EAFE- Europe, Australasia, Far East	MBS- Mortgage-Backed Securities
ETF- Exchange Trade Fund	MSCI- Morgan Stanley Capital International
ETN- Exchange Trade Notes	SPDR- Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2008

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 778,555,322	$ 164,320,317
Investments in securities, at value	$ 835,177,773	$ 168,073,851
Cash	100	-
Receivable for securities sold	-	1,942,480
Interest and dividends receivable	50,620	18,378
Receivable for fund shares sold	1,435,154	189,124
Prepaid expenses and other assets	64,360	27,369
Total Assets	836,728,007	170,251,202

Liabilities:
Payable for securities purchased	3,905,602	1,588,750
Payable for fund shares redeemed	438,589	257,363
Accrued expenses:
Distribution fees	4,696	-
Advisory fees	667,677	134,238
Administration fees	42,317	14,533
Fund accounting fees	12,526	4,448
Transfer agency fees	10,500	2,498
Custody fees	9,085	1,748
Other accrued expenses and liabilities	30,761	23,316
Total Liabilities	5,121,753	2,026,894
Net Assets	$ 831,606,254	$ 168,224,308

Net Assets:
Paid in capital	$ 748,265,583	$ 162,459,097
Undistributed net investment income	46,951	861,764
Accumulated net realized gain on investments	26,671,269	1,149,913
Net unrealized appreciation on investments	56,622,451	3,753,534
Net Assets	$ 831,606,254	$ 168,224,308

Class C Shares:
Net assets	$ 5,850,210	$ -
Net asset value and offering price per share*
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)	$ 14.31	$ -
Total shares outstanding at end of period	408,905	-

Class N Shares:
Net assets	$ 825,756,044	$ 168,224,308
Net asset value, offering and redemption price per share
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)	$ 14.97	$ 10.51
Total shares outstanding at end of period	55,154,613	16,009,954
* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2008

	Berolina	Descartes	Liahona
Assets:	Fund	Fund	Fund
Investments, at cost	$ 153,413,276	$ 154,578,799	$ 46,953,265
Investments in securities, at value	$ 164,463,798	$ 162,297,550	$ 47,801,016
Receivable for securities sold	3,079,459	-	-
Interest and dividends receivable	27,567	2,101	2,884
Receivable for fund shares sold	228,129	247,578	87,469
Prepaid expenses and other assets	21,195	18,994	14,251
Total Assets	167,820,148	162,566,223	47,905,620

Liabilities:
Payable for securities purchased	2,614,433	530,654	-
Payable for fund shares redeemed	96,845	93,103	100,357
Accrued expenses:
Advisory fees	129,326	138,684	39,973
Administration fees	12,497	12,500	3,901
Transfer agency fees	4,497	3,748	3,250
Fund accounting fees	3,851	3,802	2,751
Custody fees	2,249	1,798	824
Accrued expenses and other liabilities	20,743	17,042	15,032
Total Liabilities	2,884,441	801,331	166,088
Net Assets	$ 164,935,707	$ 161,764,892	$ 47,739,532

Net Assets:
Paid in capital	$ 149,206,433	$ 153,832,707	$ 46,704,658
Undistributed net investment income (loss)	106,225	-	-
Accumulated net realized gain
on investments	4,572,527	213,434	187,123
Net unrealized appreciation on
on investments	11,050,522	7,718,751	847,751
Net Assets	$ 164,935,707	$ 161,764,892	$ 47,739,532

Class N Shares:
Net assets	$ 164,935,707	$ 161,764,892	$ 47,739,532
Net asset value, offering and redemption
price per share (based on shares of
beneficial interest outstanding; unlimited
number of shares authorized; no par value)	$ 11.32	$ 10.84	$ 10.40
Total shares outstanding at end of period	14,566,678	14,920,250	4,588,985

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2008

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 469,640	$ 312,778
Dividend income	10,789,050	4,277,497
Total investment income	11,258,690	4,590,275

Expenses:
Investment advisory fee	7,421,066	1,429,738
Administration fees	471,509	151,255
Accounting fees	135,279	50,744
Transfer agent fees	106,646	39,806
Distribution fees - Class C Shares	64,627	-
Custodian fees	51,971	10,387
Registration & filing fees	48,076	34,521
Professional fees	33,705	20,508
Printing and postage expense	30,487	9,958
Insurance	25,293	5,037
Chief Compliance Officer fees	22,801	3,693
Trustees' fees	10,791	2,779
Miscellaneous expenses	5,711	-
Total expenses before recaptures/waivers	8,427,962	1,758,426
Expenses recaptured (waived)	176,650	(113,146)
Net Expenses	8,604,612	1,645,280
Net Investment Income	2,654,078	2,944,995

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments	46,055,412	6,067,653
Distributions of realized gains by other investment companies	64,365	4,955
Net change in unrealized depreciation on investments	(15,271,607)	(9,769,815)
Net Realized and Unrealized Gain (Loss) on Investments	30,848,170	(3,697,207)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$ 33,502,248	$ (752,212)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2008

	Berolina	Descartes	Liahona
	Fund	Fund	Fund
Investment Income:
Interest income	$ 117,571	$ 53,959	$ 133,177
Dividend income	3,301,715	2,225,927	804,065
Foreign taxes withheld	(852)	-	-
Total investment income	3,418,434	2,279,886	937,242

Expenses:
Investment advisory fee	1,465,753	1,484,271	409,179
Administration fees	138,862	140,453	42,130
Transfer agent fees	60,342	50,152	29,886
Accounting fees	48,535	46,956	29,508
Registration & filing fees	31,986	32,412	30,650
Professional fees	18,210	15,520	14,064
Printing and postage expense	14,034	11,560	3,706
Custodian fees	12,703	10,204	4,457
Insurance	4,459	4,749	1,231
Chief Compliance Officer fees	4,187	4,125	764
Trustees' fees	3,998	4,184	2,740
Miscellaneous expenses	2,902	4,397	1,409
Total expenses before waivers	1,805,971	1,808,983	569,724
Expenses waived	(118,709)	(101,383)	(98,713)
Net Expenses	1,687,262	1,707,600	471,011
Net Investment Income (Loss)	1,731,172	572,286	466,231

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments	9,649,525	4,814,134	817,215
Distributions of realized gains by other investment
companies	21,431	14,642	92
Net change in unrealized depreciation
on investments	(1,935,382)	(6,185,121)	(2,105,241)
Net Realized and Unrealized
Gain (Loss) on Investments	7,735,574	(1,356,345)	(1,287,934)
Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 9,466,746	$ (784,059)	$ (821,703)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007	2008	2007

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 2,654,078	$ 3,468,168	$ 2,944,995	$ 2,621,153
Net realized gain on investments	46,055,412	34,086,423	6,067,653	4,123,352
Distributions of realized gains by
other investment companies	64,365	-	4,955	-
Net change in unrealized appreciation
(depreciation) on investments	(15,271,607)	23,727,168	(9,769,815)	3,011,635
Net increase (decrease) in net assets
resulting from operations	33,502,248	61,281,759	(752,212)	9,756,140
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(3,019,059)	(4,544,085)	(2,837,435)	(2,572,462)
From Net Realized Gains:
Class C	(291,308)	(903,758)	-	-
Class N	(34,126,623)	(67,098,607)	(6,912,338)	(3,556,858)
Total Dividends and Distributions
to Shareholders	(37,436,990)	(72,546,450)	(9,749,773)	(6,129,320)
From Fund Share Transactions	173,194,336	79,238,549	48,679,656	(7,189,427)
Total Increase (Decrease)
in Net Assets	169,259,594	67,973,858	38,177,671	(3,562,607)

Net Assets:
Beginning of period	662,346,660	594,372,802	130,046,637	133,609,244
End of period	$831,606,254	$ 662,346,660	$ 168,224,308	$ 130,046,637
Undistributed net investment income
at end of period	$ 46,951	$ 411,932	$ 861,764	$ 754,204

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Berolina Fund		Descartes Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007	2008	2007

Increase in Net Assets:
From Operations:
Net investment income	$ 1,731,172	$ 900,988	$ 572,286	$ 714,167
Net realized gain on investments	9,649,525	1,150,614	4,814,134	350,662
Distributions of realized gains by
other investment companies	21,431	-	14,642	-
Net change in unrealized appreciation
(depreciation) on investments	(1,935,382)	12,217,154	(6,185,121)	13,898,606
Net increase (decrease) in net assets
resulting from operations	9,466,746	14,268,756	(784,059)	14,963,435
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,629,945)	(926,975)	(764,650)	(714,408)
From Net Realized Gains:
Class N	(6,219,186)	(287,362)	(4,706,555)	(67,085)
Total Dividends and Distributions
to Shareholders	(7,849,131)	(1,214,337)	(5,471,205)	(781,493)
From Fund Share Transactions	39,978,770	76,946,490	31,150,015	118,097,500
Total Increase in Net Assets	41,596,385	90,000,909	24,894,751	132,279,442

Net Assets:
Beginning of period	123,339,322	33,338,413	136,870,141	4,590,699
End of period	$164,935,707	$ 123,339,322	$ 161,764,892	$136,870,141
Undistributed net investment income
at end of period	$ 106,225	$ 4,998	$ -	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund
	Year Ended	Year Ended
	April 30,	April 30,
	2008	2007
Increase in Net Assets:

From Operations:
Net investment income	$ 466,231	$ 363,944
Net realized gain on investments	817,215	133,902
Distributions of realized gains by
other investment companies	92	-
Net change in unrealized appreciation
(depreciation) on investments	(2,105,241)	2,950,542
Net increase (decrease) in net assets
resulting from operations	(821,703)	3,448,388
From Distributions to Shareholders:
From Net Investment Income:
Class N	(483,342)	(317,373)
From Net Realized Gains:
Class N	(793,227)	-
Total Dividends and Distributions
to Shareholders	(1,276,569)	(317,373)
From Fund Share Transactions	15,335,516	29,545,205
Total Increase in Net Assets	13,237,244	32,676,220

Net Assets:
Beginning of period	34,502,288	1,826,068
End of period	$ 47,739,532	$ 34,502,288
Undistributed net investment income
at end of period	$ -	$ 46,611

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class C Shares

	Fiscal Years Ending April 30,
	2008		2007		2006	2005	2004

Net asset value, beginning of period	$ 14.47		$ 14.91		$ 12.65	$ 11.82	$ 9.47

Income (loss) from investment operations:
Net investment loss (b)	(0.10)		(0.05)		(0.07)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on
investments	0.65		1.49		2.67	0.90	2.44
Total income (loss) from investment operations	0.55		1.44		2.60	0.83	2.35

Less distributions from net investment income	-		-		(0.01)	-	-
Less distributions from net realized gains	(0.71)		(1.88)		(0.33)	-	-
Total distributions from net investment
income and net realized gains	(0.71)		(1.88)		(0.34)	-	-

Net asset value, end of period	$ 14.31		$ 14.47		$ 14.91	$ 12.65	$ 11.82

Total return (c)	3.62%		10.25%		20.73%	7.02%	24.82%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 5,850		$ 7,194		$ 7,893	$ 7,067	$ 6,375
Ratio of expenses to average net assets (d)	2.15%	(e)	2.15%	(e)	2.15%	2.15%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements	2.15%	(e)	2.15%	(e)	2.16%	2.22%	2.63%
Ratio of net investment income (loss) to
average net assets	(0.67)%		(0.37)%		(0.51)	(0.57)	(0.79)
Portfolio turnover rate	44%		173%		73%	57%	55%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class N Shares

	Fiscal Years Ending April 30,
	2008		2007		2006	2005	2004

Net asset value, beginning of period	$ 15.02		$ 15.39		$ 12.97	$ 12.00	$ 9.52

Income (loss) from investment operations:
Net investment income (loss) (b)	0.06		0.09		0.08	0.07	0.02
Net realized and unrealized gain (loss) on
investments	0.67		1.55		2.73	0.91	2.46
Total income (loss) from investment operations	0.73		1.64		2.81	0.98	2.48

Less distributions from net investment income	(0.06)		(0.13)		(0.06)	(0.01)	-
Less distributions from net realized gains	(0.72)		(1.88)		(0.33)	-	-
Total distributions from net investment
income and net realized gains	(0.78)		(2.01)		(0.39)	(0.01)	-

Net asset value, end of period	$ 14.97		$ 15.02		$ 15.39	$ 12.97	$ 12.00

Total return (c)	4.64%		11.29%		21.89%	8.16%	26.05%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 825,756		$ 655,153		$ 586,480	$ 337,929	$ 163,648
Ratio of expenses to average net assets (d)	1.15%	(e)	1.15%	(e)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements	1.15%	(e)	1.15%	(e)	1.16%	1.22%	1.36%
Ratio of net investment income (loss) to
average net assets	0.39%		0.61%		0.53%	0.54%	0.21%
Portfolio turnover rate	44%		173%		73%	57%	55%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Such percentage reflects recapture of prior period expense reimbursement by Advisor.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class N Shares

	Fiscal Years Ending April 30,
	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.39	$ 11.04	$ 10.33	$ 10.04	$ 8.93

Income from investment operations:
Net investment income (b)	0.23	0.23	0.17	0.14	0.22
Net realized and unrealized gain (loss) on
investments	(0.33)	0.66	0.96	0.34	1.04
Total income (loss) from investment operations	(0.10)	0.89	1.13	0.48	1.26

Less distributions from net investment income	(0.23)	(0.23)	(0.15)	(0.13)	(0.15)
Less distributions from net realized gains	(0.55)	(0.31)	(0.27)	(0.06)	-
Total distributions from net investment
income and net realized gains	(0.78)	(0.54)	(0.42)	(0.19)	(0.15)

Net asset value, end of period	$ 10.51	$ 11.39	$ 11.04	$ 10.33	$ 10.04

Total return (c)	(1.13)%	8.23%	11.14%	4.72%	14.11%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 168,224	$ 130,047	$ 133,609	$ 102,884	$ 57,430
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements	1.23%	1.25%	1.26%	1.32%	1.51%
Ratio of net investment income (loss) to
average net assets	2.06%	2.07%	1.56%	1.35%	2.26%
Portfolio turnover rate	66%	118%	55%	36%	97%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Berolina Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class N Shares
	Fiscal Year	Fiscal Year	Period
	Ended	Ended	Ended
	Apr. 30, 2008	Apr. 30, 2007	Apr. 30, 2006*

Net asset value, beginning of period	$ 11.14	$ 10.11	$ 10.00

Income from investment operations:
Net investment income (b)	0.14	0.12	0.01
Net realized and unrealized gain on
investments	0.65	1.04	0.10
Total income from investment operations	0.79	1.16	0.11

Less distributions from net investment income	(0.13)	(0.10)	-
Less distributions from net realized gains	(0.48)	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.61)	(0.13)	-

Net asset value, end of period	$ 11.32	$ 11.14	$ 10.11

Total return (c)	6.93%	11.56%	1.10%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 164,936	$ 123,339	$ 33,338
Ratio of expenses to average net assets (d)(e)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.23%	1.31%	2.12%
Ratio of net investment income (loss) to
average net assets (d)	1.18%	1.12%	0.55%
Portfolio turnover rate	83%	102%	86%

*Fund commenced operations on January 27, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.
(e) Does not include expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class N Shares
	Fiscal Year	Fiscal Year	Period
	Ended	Ended	Ended
	Apr. 30, 2007	Apr. 30, 2007	Apr. 30, 2006*

Net asset value, beginning of period	$ 11.32	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (b)	0.04	0.10	-
Net realized and unrealized gain (loss) on
investments	(0.10)	1.31	(0.01)
Total income (loss) from investment operations	(0.06)	1.41	(0.01)

Less distributions from net investment income	(0.06)	(0.08)	-
Less distributions from net realized gains	(0.36)	-	-
Total distributions from net investment
income and net realized gains	(0.42)	(0.08)	-

Net asset value, end of period	$ 10.84	$ 11.32	$ 9.99

Total return (c)	(0.75)%	14.16%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 161,765	$ 136,870	$ 4,591
Ratio of expenses to average net assets (d)(e)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.22%	1.32%	23.48%
Ratio of net investment income (loss) to
average net assets (d)	0.39%	0.92%	0.43%
Portfolio turnover rate	38%	16%	0%

*Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.
(e) Does not include expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated.(a)

	Class N Shares
	Fiscal Year	Fiscal Year	Period
	Ended	Ended	Ended
	Apr. 30, 2008	Apr. 30, 2007	Apr. 30, 2006*

Net asset value, beginning of period	$ 10.94	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income (b)	0.12	0.16	-
Net realized and unrealized gain (loss) on
investments	(0.33)	0.91	(0.01)
Total income (loss) from investment operations	(0.21)	1.07	(0.01)

Less distributions from net investment income	(0.12)	(0.12)	-
Less distributions from net realized gains	(0.21)	-	-
Total distributions from net investment
income and net realized gains	(0.33)	(0.12)	-

Net asset value, end of period	$ 10.40	$ 10.94	$ 9.99

Total return (c)	(2.06)%	10.71%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 47,740	$ 34,502	$ 1,826
Ratio of expenses to average net assets (d)(e)	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.39%	1.73%	74.02%
Ratio of net investment income (loss) to
average net assets (d)	1.14%	1.58%	0.24%
Portfolio turnover rate	49%	81%	7%

*Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.
(e) Does not include expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2008

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund, the Clermont Fund, the Berolina Fund, the Descartes Fund and the Liahona Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.   The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, and Liahona Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of April 30, 2008, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements of the Funds.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Purchased Options

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  Call options are purchased for the purpose of increasing the Fund’s return or acquiring the underlying securities or currencies. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

New Accounting Pronouncements

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management of the Funds reviewed the tax positions in the open tax years, 2005 to 2008, and determined that the implementation of FIN 48 had no impact on the Funds’ net assets or results of operations.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

The waivers/reimbursement of the Adviser’s fees for the year ended April 30, 2008 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$113,146
Berolina Fund	118,709
Descartes Fund	101,383
Liahona Fund	98,713

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the year ended April 30, 2008, the Adviser recaptured $176,650 of prior period expense reimbursements from the Amerigo Fund.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

	2009	2010	2011	Total
Amerigo Fund	$17,502	$ ―	$ ―	$17,502
Clermont Fund	136,431	120,991	113,146	370,568
Berolina Fund	54,816	123,887	118,709	297,412
Descartes Fund	12,611	124,390	101,383	238,384
Liahona Fund	12,153	132,886	98,713	243,752

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration Services Agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of $2,000 for the initial class and $1,000 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $2,000 per class minimum or an annual per account fee of $14.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, which are subject to annual CPI (Consumer Price Index) increases, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GFS also provides custody administration services to the Funds pursuant to a custody agreement.  For providing such services, GFS receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.  The Custody fees listed in the Statement of Operations include the fees paid to First National Bank of Omaha, the Fund’s custodian bank, and GFS as custody administrator.  GFS’ share of such fees for the year ended April 30, 2008 was $39,662.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended April 30, 2008, GemCom received $8,112 for providing such services.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee of $34,500, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

A Trustee and certain officers of the Trust are officers of GFS and/or FCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2008, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$778,989,696	$65,700,004	$9,511,927	$56,188,077
Clermont Fund	164,866,103	6,969,265	3,761,517	3,207,748
Berolina Fund	153,523,570	15,125,266	4,185,038	10,940,228
Descartes Fund	154,593,143	10,528,590	2,824,183	7,704,407
Liahona Fund	46,963,972	1,630,507	793,463	837,044

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2008, were as follows:

	Purchases	Sales
Amerigo Fund	$457,776,682	$324,127,208
Clermont Fund	139,378,721	90,297,822
Berolina Fund	151,431,030	117,488,856
Descartes Fund	82,463,503	55,982,638
Liahona Fund	35,165,417	18,745,353

6.

Shareholders’ Transactions

At April 30, 2008, the Funds had an unlimited number of shares authorized.

Following is a summary of shareholder transactions for each Fund:

	Year Ended April 30, 2008		Year Ended April 30, 2007
Amerigo Fund	Shares	Dollars	Shares	Dollars

Class C Shares:
Shares sold	35,134	$ 509,686	44,934	$ 644,633
Shares issued to shareholders in reinvestment	19,241	286,688	64,614	891,025
Shares redeemed	(142,521)	(2,107,076)	(141,938)	(2,029,617)
Net decrease	(88,146)	$(1,310,702)	(32,390)	$ (493,959)

	Year Ended April 30, 2008		Year Ended April 30, 2007
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares sold	16,108,533	$243,746,565	14,639,816	$218,091,118
Shares issued to shareholders in reinvestment	2,322,200	36,086,988	4,793,207	68,399,066
Shares redeemed	(6,883,551)	(105,328,515)	(13,943,546)	(206,757,676)
Net increase	11,547,182	$174,505,038	5,489,477	$ 79,732,508

	Year Ended April 30, 2008		Year Ended April 30, 2007
Clermont Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	7,428,483	$ 79,968,910	5,069,708	$ 55,735,058
Shares issued to shareholders in reinvestment	860,057	9,383,225	540,396	5,911,925
Shares redeemed	(3,695,416)	(40,672,479)	(6,291,998)	(68,836,410)
Net increase (decrease)	4,593,124	$48,679,656	(681,894)	$ (7,189,427)

	Year Ended April 30, 2008		Year Ended April 30, 2007
Berolina Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	4,494,421	$51,336,866	9,617,297	$ 95,769,329
Shares issued to shareholders in reinvestment	630,041	7,295,876	102,603	1,080,417
Shares redeemed	(1,629,134)	(18,653,972)	(1,946,862)	(19,903,256)
Net increase	3,495,328	$39,978,770	7,773,038	$76,946,490

	Year Ended April 30, 2008		Year Ended April 30, 2007
Descartes Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	3,962,267	$43,937,942	12,188,905	$124,052,833
Shares issued to shareholders in reinvestment	480,688	5,470,225	72,209	781,302
Shares redeemed	(1,615,919)	(18,258,152)	(627,323)	(6,736,635)
Net increase	2,827,036	$31,150,015	11,633,791	$118,097,500

	Year Ended April 30, 2008		Year Ended April 30, 2007
Liahona Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	1,846,762	$19,737,854	3,408,607	$34,105,748
Shares issued to shareholders in reinvestment	117,873	1,276,569	30,169	317,373
Shares redeemed	(528,904)	(5,678,907)	(468,321)	(4,877,916)
Net increase	1,435,731	$15,335,516	2,970,455	$29,545,205

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2008 and April 30, 2007 were as follows:

2008	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$24,029,415	$13,407,575	$37,436,990
Clermont Fund	3,768,663	5,981,110	9,749,773
Berolina Fund	6,741,338	1,107,793	7,849,131
Descartes Fund	1,186,236	4,284,969	5,471,205
Liahona Fund	790,200	486,369	1,276,569

2007	Ordinary Income	Long-Term Capital Gains	Total Distributions
Amerigo Fund	$ 9,113,113	$ 63,433,337	$ 72,546,450
Berolina Fund	3,559,144	—	6,129,320
Berolina Fund	1,214,337	—	1,214,337
Descartes Fund	781,493	—	781,493
Liahona Fund	317,373	—	317,373

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
Amerigo Fund	$6,476,080	$20,676,514	$56,188,077
Clermont Fund	820,804	1,736,659	3,207,748
Berolina Fund	1,463,895	3,325,151	10,940,228
Descartes Fund	—	227,778	7,704,407
Liahona Fund	—	197,830	837,044

Permanent book and tax differences resulted in reclassification for the fiscal year ended April 30, 2008 were as follows:

	Increase/Decrease in
	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
Amerigo Fund	$66	$ —	$(66)
Clermont Fund	(1,773)	—	(1,773)
Berolina Fund	—	—	—
Descartes Fund	—	192,364	(192,364)
Liahona Fund	—	(29,500)	29,500

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund (each a series of AdvisorOne Funds), as of April 30, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund and Liahona Fund as of April 30, 2008 and the results of their operations, the changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 13, 2008

AdvisorOne Funds Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

INTERESTED TRUSTEES
Michael Miola** Age: 55	Chairman of the Board	Elected by Shareholders on May 7, 2003

Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC; CLS Investment Firm, LLC; Gemcom, LLC and Northern Lights Compliance Services, LLC; Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Constellation Trust Company; XTF Advisors Trust.

NON-INTERESTED TRUSTEES
L. Merill Bryan, Jr. Age: 63 Gary Lanzen Age: 54 Anthony J. Hertl Age: 58	Trustee Trustee Trustee	Elected by Shareholders on May 7, 2003 Elected by Shareholders on May 7, 2003 Elected by Shareholders on December 17, 2004

Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; XTF Advisors Trust.

Chief Investment Officer (2006-Present), formerly President of Orizon Investment Counsel, LLC; formerly Partner, Orizon Group, Inc.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; XTF Advisors Trust.

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.  Current Directorships:  Northern Lights Fund Trust; Northern Lights Variable Trust; Satuit Capital Management Trust; The Z Seven Fund, Inc.; Greenwich Advisors Trust; XTF Advisors Trust.

AdvisorOne Funds Annual Report

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

OFFICERS

W. Patrick Clarke

Age:  63

Andrew Rogers

Age: 38

450 Wireless Boulevard

Hauppauge, NY 11788

Brian Nielsen

Age: 35

Michael Wagner

Age: 57

450 Wireless Boulevard

Hauppauge, NY 11788

James Colantino

Age:  38

450 Wireless Blvd.

Hauppauge, NY 11788

	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer	Appointed February 3, 2003 Appointed June 23, 2006 Appointed May 9, 2003 Appointed June 23, 2006 Appointed March 29, 2007

President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of CLS Investment Firm, LLC; Orion Advisor Services, LLC, Gemini Fund Services, LLC, Northern Lights Distributors, LLC; Gemcom, LLC,  Northern Lights Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

President and Manager, Gemini Fund Services, LLC; formerly Manager, Northern Lights Compliance Services, LL; (3/2006 -5/2008); formerly Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003);   Manager (since 3/2006) and President (since 2004), Gemcom LLC.

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC, CLS Investment Firm, LLC and Orion Advisor Services, LLC; President, Secretary and General Counsel for Northern Lights Distributors, LLC; Director, Secretary and General Counsel for Constellation Trust Company; Assistant Secretary for Gemini Fund Services, LLC, Northern Lights Compliance Services, LLC and Gemcom, LLC; Manager of Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC.

President (4/06-present) and Chief Operating Officer (9/04-3/06), Northern Lights Compliance Services, LLC; President and Manager, Gemini Fund Services, LLC (2004-2006); Chief Operating Officer and Manager of Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.

Vice President (since 2004); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

____________

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  CLS Investment Firm, LLC (the Trust’s Adviser), Gemini Fund Services, LLC (the Trust’s Administrator) and Northern Lights Distributors, LLC (the Trust’s Distributor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

Approval of the Advisory Agreement – CLS Funds

In connection with the Regular Board meetings for the Trust on March 18, 2008, the Board, including the Independent Trustees, approved the continuance of the Investment Advisory Agreement between the Trust and CLS Investment Firm, LLC (the “Adviser”).

The Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: a) information on the investment performance of the Funds, a peer group of funds and appropriate indices for each Fund; (b) the procedures employed to determine the value of each Fund’s assets; (c) the Adviser’s personnel and resources; (d) the resources available with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions; and (e) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.   Additional information was furnished by the Adviser including, among other items, information on (i ) the overall organization of the Adviser, (ii ) the choice of performance indices and benchmarks, (iii ) investment management staffing, and (iv ) the potential for achieving further economies of scale.

In con sidering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the capitalization of the Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Adviser was sufficiently capitalized to meet its obligations to the Funds.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Funds.  The Trustees then discussed the active management strategy of each Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for each Fund, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements for each Fund, which stated that the Adviser had agreed to waive or limit its management fees and/or reimburse expenses at least until June 30, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 1.15% of the average daily net assets, excluding indirect fees and expenses of underlying funds, and found such arrangements to be beneficial to shareholders.  The Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by CLS in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of each Fund’s expense limitation agreement and the current asset levels, they were satisfied that CLS’s level of profitability from its relationship to Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreements, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Advisory Agreements is in the best interests of the Funds’  shareholders.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov ..

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

4020S.147thStreet•Omaha,NE68137
866-811-0225•www.advisoronefunds.com
DistributedbyNorthernLightsDistributors,LLC,MemberFINRA/SIPC
0666-NLD-6/26/2008

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2008

$ 63,000

FY 2007

$ 60,000

(b)

Audit-Related Fees

FY 2008

$ 0

FY 2007

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2008

$ 13,500

FY 2007

$ 13,000

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2008

$ 0

$ 0

FY 2007

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2008 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2008

$ 13,500

$ None

FY 2007

$ 13,000

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2008.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

       W. Patrick Clarke, President

Date

7/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        W. Patrick Clarke, President

Date

7/7/08

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

7/7/08